Consumer Advances Receivable, net (Details 3) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consumer Loans Receivable [Abstract]
Provisions made for credit losses	35,072	31,004	2,559
Impairment of January 31, 2012 acquisition (Note 5 (b)(i))	1,011	0	0
Impairment of purchased lines of credit advances (Note 5 (b)(ii))	524	0	0
Balance, end of period	36,607	31,004	2,559